Consolidated Statement of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at May. 01, 2018	$ 80	$ 717	$ 0	$ 797
Balance, shares at May. 01, 2018	7,950,000
Shares issued for cash				0
Net loss	$ 0	0	(283,052)	(283,052)
Balance at Dec. 31, 2018	$ 80	717	(283,052)	(282,255)
Balance, shares at Dec. 31, 2018	7,950,000
Shares issued for services	$ 64	129,906	0	129,906
Shares issued for services, shares	6,416,998
Shares issued for cash	$ 10	19,990	0	20,000
Shares issued for cash, shares	987,457
Net loss	$ 0	0	(219,009)	(219,009)
Balance at Jun. 30, 2019	$ 154	150,613	(502,062)	(351,295)
Balance, shares at Jun. 30, 2019	15,354,455
Balance at Dec. 31, 2018	$ 80	717	(283,052)	(282,255)
Balance, shares at Dec. 31, 2018	7,950,000
Shares issued for cash				20,000
Net loss				(533,161)
Balance at Dec. 31, 2019	$ 166	174,906	(816,213)	(641,141)
Balance, shares at Dec. 31, 2019	16,554,455
Balance at Jun. 30, 2019	$ 154	150,613	(502,062)	(351,295)
Balance, shares at Jun. 30, 2019	15,354,455
Shares issued for services	$ 12	24,293	0	24,305
Shares issued for services, shares	1,200,000
Net loss			(314,151)	(314,151)
Balance at Dec. 31, 2019	$ 166	174,906	(816,213)	(641,141)
Balance, shares at Dec. 31, 2019	16,554,455
Shares issued for cash				0
Net loss			(327,178)	(327,178)
Balance at Jun. 30, 2020	$ 166	$ 174,906	$ (1,143,391)	$ (968,319)
Balance, shares at Jun. 30, 2020	16,554,455